Lease Arrangements - Right-of-use Assets (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2020 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 32,619.3		$ 1,168.7	$ 27,728.5
Additions to right-of-use assets	6,220.1	$ 5,511.0
Depreciation of right-of-use assets	1,221.1	1,478.1
Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	40.7	37.9
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	30,256.9			25,141.9
Depreciation of right-of-use assets	899.4	605.8
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,323.8			2,544.8
Depreciation of right-of-use assets	310.6	278.2
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3.9			0.0
Depreciation of right-of-use assets	0.2	581.9
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	34.7			$ 41.8
Depreciation of right-of-use assets	$ 10.9	$ 12.2